CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 4,994	$ 4,908
Federal funds sold	22,157	13,211
Cash equivalents and federal funds sold	27,151	18,119
Securities available for sale	11,027	13,941
Other investment securities	2,209	2,259
Total loans	279,151	269,968
Allowance for loan losses	(4,126)	(4,343)
Loans, net	275,025	265,625
Premises and equipment, net	6,068	7,139
Accrued interest receivable	1,334	1,198
Bank-owned life insurance	8,908	8,670
Other real estate owned and other repossessed assets	2,255	48
Assets classified as held for sale	1,178	0
Other assets	1,374	999
Total assets	336,529	317,998
Deposits
Noninterest-bearing demand	50,350	48,935
Interest-bearing demand	115,865	120,262
Savings and time deposits	125,337	105,030
Time deposits $250,000 and greater	7,219	7,081
Total deposits	298,771	281,308
Federal funds purchased	0	1,757
FHLB advances	1,692	1,808
Accrued interest payable	51	56
Other liabilities	1,789	1,481
Total liabilities	302,303	286,410
SHAREHOLDERS’ EQUITY
Common stock, no par value; 4,000,000 shares authorized, 1,193,248 shares issued and 1,193,078 outstanding in 2014 1,186,638 shares issued and 1,181,068 outstanding in 2013	12,177	11,878
Retained earnings	22,987	20,586
Unearned compensation	(168)	(159)
Deferred compensation plan shares; at cost, 55,360 shares in 2014 and 50,777 shares in 2013	(1,022)	(910)
Treasury stock; 170 shares in 2014 and 5,570 shares in 2013	(4)	(152)
Accumulated other comprehensive income	256	345
Total shareholders’ equity	34,226	31,588
Total liabilities and shareholders’ equity	$ 336,529	$ 317,998